UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	December 31, 2007

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	          February 5, 2008
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	449

Form 13F information Table Value Total:	 576042000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    11742   139250 SH       SOLE                   139250
Abbott Labs Com                COM              002824100    10331   183985 SH       SOLE                   183985
Air Prods & Chems Inc Com      COM              009158106    13076   132575 SH       SOLE                   132575
Alcoa Inc Com                  COM              013817101    11960   327235 SH       SOLE                   327235
American Express Co Com        COM              025816109    10437   200630 SH       SOLE                   200630
American Intl Group Com        COM              026874107     9452   162135 SH       SOLE                   162135
Amgen Inc Com                  COM              031162100     9835   211775 SH       SOLE                   211775
Archer Daniels Midland Com     COM              039483102    14434   310885 SH       SOLE                   310885
Automatic Data Process Com     COM              053015103    10917   245155 SH       SOLE                   245155
Becton Dickinson & Co Com      COM              075887109    13451   160935 SH       SOLE                   160935
Caterpillar Inc Del Com        COM              149123101    11876   163675 SH       SOLE                   163675
Cisco Sys Inc Com              COM              17275R102    11894   439390 SH       SOLE                   439390
Coca Cola Co Com               COM              191216100     1013    16500 SH       SOLE                    16500
Dell Inc Com                   COM              24702R101    11324   462005 SH       SOLE                   462005
Disney Walt Co Com             COM              254687106    10674   330680 SH       SOLE                   330680
Dow Chem Co Com                COM              260543103    10809   274200 SH       SOLE                   274200
Emerson Elec Co Com            COM              291011104    13844   244330 SH       SOLE                   244330
Exxon Mobil Corp Com           COM              30231G102    12774   136348 SH       SOLE                   136348
Federal Natl Mtg Assn Com      COM              313586109    11379   284610 SH       SOLE                   284610
Fedex Corp Com                 COM              31428X106    10125   113550 SH       SOLE                   113550
Gannett Inc Com                COM              364730101     9764   250350 SH       SOLE                   250350
General Dynamics Corp Com      COM              369550108    13319   149665 SH       SOLE                   149665
General Elec Co Com            COM              369604103    11053   298166 SH       SOLE                   298166
Home Depot Inc Com             COM              437076102     9641   357870 SH       SOLE                   357870
Illinois Tool Wks Inc Com      COM              452308109    11648   217565 SH       SOLE                   217565
Ingersoll-Rand Company Cl A    COM              G4776G101    11757   253005 SH       SOLE                   253005
Intel Corp Com                 COM              458140100    14244   534300 SH       SOLE                   534300
International Bus Mach Com     COM              459200101    13003   120285 SH       SOLE                   120285
Intl Paper Co Com              COM              460146103     9858   304435 SH       SOLE                   304435
JP Morgan Chase & Co Com       COM              46625H100      879    20133 SH       SOLE                    20133
Johnson & Johnson Com          COM              478160104    11982   179645 SH       SOLE                   179645
Kimberly Clark Corp Com        COM              494368103    11437   164935 SH       SOLE                   164935
McDonalds Corp Com             COM              580135101    14097   239305 SH       SOLE                   239305
McGraw-Hill Cos Inc            COM              580645109     9253   211200 SH       SOLE                   211200
Microsoft Corp Com             COM              594918104    13286   373210 SH       SOLE                   373210
Morgan Stanley Com             COM              617446448    12552   236340 SH       SOLE                   236340
Nucor Corp Com                 COM              670346105    10694   180580 SH       SOLE                   180580
Pepsico Inc Com                COM              713448108    11847   156090 SH       SOLE                   156090
Pfizer Inc Com                 COM              717081103     9142   402185 SH       SOLE                   402185
Procter & Gamble Co Com        COM              742718109    13126   178786 SH       SOLE                   178786
Qualcomm Inc Com               COM              747525103    10905   277130 SH       SOLE                   277130
Royal Dutch Shell Plc Spons AD COM              780259206      867    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    12033   122325 SH       SOLE                   122325
Staples Inc Com                COM              855030102    11929   517100 SH       SOLE                   517100
Stryker Corp Com               COM              863667101    13523   180980 SH       SOLE                   180980
Time Warner Inc Com            COM              887317105     9231   559125 SH       SOLE                   559125
US Bancorp DE Com              COM              902973304    10839   341500 SH       SOLE                   341500
Unilever NV NY                 COM              904784709    14200   389470 SH       SOLE                   389470
Union Pac Corp Com             COM              907818108    13890   110570 SH       SOLE                   110570
Valero Energy Corp Com         COM              91913Y100      581     8300 SH       SOLE                     8300
Verizon Communications Com     COM              92343V104    12496   286006 SH       SOLE                   286006
Wal-Mart Stores Inc Com        COM              931142103    10329   217320 SH       SOLE                   217320
Walgreen Co Com                COM              931422109    11289   296450 SH       SOLE                   296450